Intangible Assets (Table)	6 Months Ended
Jun. 30, 2014
INTANGIBLE ASSETS [Abstract]
Intangible Assets And Unfavorable Lease Terms
	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2012	$ 248,528	$ (88,049)	$(160,479)
Additions	-	(37,869	)(37,869)
Accelerated amortization	-	(3,205	)(3,205)
Total favorable lease terms charter-out December 31, 2013	$ 248,528	$ (129,123)	$119,405
Additions	-	(13,976	)(13,976)
Accelerated amortization	(89,541)	67,478	(22,063)
Total favorable lease terms charter-out June 30, 2014	$158,987	$ (75,621)	$83,366

Amortization Of Favorable Lease Terms
	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
Favorable lease terms charter-out	$ (4,655)	$ (9,614)	$ (13,976)	$ (19,226)
Acceleration of favorable lease term	-	(3,205	)(22,063)	(3,205)
Total	$ (4,655)	$(12,819)	$ (36,039)	$ (22,431)

Aggregate Amortizations Of Intangible Assets
Year	Amount
2015	$ 18,621
2016	14,125
2017	13,389
2018	13,389
2019	11,624
2020 and thereafter	12,218
$ 83,366